Income Taxes (Details) - Schedule of company’s deferred tax liabilities and assets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule of Company S Deferred Tax Liabilities and Assets [Abstract]
Net operating loss carryforward	$ 1,813,040	$ 357,650
Valuation allowance	(1,813,040)	(357,650)
Net deferred tax asset